Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jul. 08, 2014
Finite-Lived Intangible Assets [Line Items]
Extended period to commercialize certain products	2 years
Net revenue from products	$ 5,000,000
License agreement expiry date	Jan. 05, 2017
Milestone payment to be made upon incremental revenue	500,000
Amount of revenue recognized for milestone	2,000,000
Maximum milestone payment to be made	5,000,000
Royalty payable as a percentage of net revenue	6.50%
Royalty payable as a percentage of sublicensing revenue	50.00%
Milestone payments	0
Path Logic [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		1,930,000
Intangible asset amortization period		13 years
Customer Relationships [Member] | Path Logic [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		$ 1,930,000
Intangible asset amortization period		13 years